Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XIII
Central Index Key	dei_EntityCentralIndexKey	0000356349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2012
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFAX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFCX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFIX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFDX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFEX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFFX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFGX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFHX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLAX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLIX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLRX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGSX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGBX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGDX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSIX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGGX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVSX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGHX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGJX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGKX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVAX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVBX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVCX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVIX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVRX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVSX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVTX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVUX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVVX